Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
U.S.	$ 62,886	$ 52,917	$ 47,837
Foreign	44,901	36,394	35,879
Income before income taxes	$ 107,787	$ 89,311	$ 83,716